Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

In management’s opinion, the accompanying condensed consolidated financial statements reflect all normal and recurring adjustments necessary for a fair statement of the Company’s financial position as of September 30, 2013 and December 31, 2012 and the results of operations and comprehensive income/(loss) for the three and nine months ended September 30, 2013 and 2012 and cash flows for the nine months ended September 30, 2013 and 2012. The condensed consolidated financial statements and Management’s Discussion and Analysis of Financial Condition and Results of Operations should be read in conjunction with the Company’s audited financial statements, for the fiscal year ended December 31, 2012, included in the Company’s Form S-1 Registration Statement filed with the Securities and Exchange Commission on April 15, 2013. The December 31, 2012 condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America.

Earnings Per Common Share

Basic earnings per share is calculated by dividing net earnings by the weighted average number of shares outstanding for the period. Diluted earnings per share is calculated by dividing net earnings by the weighted average number of shares outstanding for the period, adjusted for the effect of an assumed exercise of all dilutive options outstanding at the end of the period.

The dilutive effect of outstanding stock options is reflected in diluted earnings per share by application of the treasury stock method. The following table sets forth the computation of basic and diluted earnings per common share for the three and nine months ended September 30, 2013 and 2012 (in millions except share data):

Basic Earnings Per Common Share Computation	Successor				Predecessor
	Three Months Ended September 30,		Nine Months Ended September 30,		January 1 through February 14,
	2013	2012	2013	2012	2012
Net income (loss) for the period	$6	$7	$1	$(29)	$(54)
Weighted average common shares outstanding	66,398,804	49,009,139	59,549,283	49,009,139	1,000,000,000

Earnings (loss) per common share—Basic	$0.09	$0.14	$0.02	$(0.59)	$(0.05)

Diluted Earnings Per Common Share Computation	Successor				Predecessor
	Three Months Ended September 30,		Nine Months Ended September 30,		January 1 through February 14,
	2013	2012	2013	2012	2012
Net income (loss) for the period	$6	$7	$1	$(29)	$(54)
Weighted average common shares outstanding—Basic	66,398,804	49,009,139	59,549,283	49,009,139	1,000,000,000
Incremental shares from assumed exercise of dilutive options from stock-based compensation awards	458,928	—	201,550	—	—

Weighted average common shares outstanding—Diluted	66,857,732	49,009,139	59,750,833	49,009,139	1,000,000,000

Earnings (loss) per common share—Diluted	$0.09	$0.14	$0.02	$(0.59)	$(0.05)

Time vesting options to purchase 1.3 million shares of common stock outstanding during the three and nine months ended September 30, 2012 were not included in the computation of diluted earnings per common share as the effect would be anti-dilutive. In addition, performance vesting options to purchase 2.1 million shares of common stock outstanding during the three and nine months ended September 30, 2013 and 2012 were not included in the computation of diluted earnings per common share as the performance condition necessary to exercise the options was not met during or as of the end of the period presented.

Out of Period Adjustment and Reclassifications

During the three months ended September 30, 2013, the Company recorded adjustments that increased Other non-operating expense by $3.8 million and decreased Income tax expense by $3.0 million to correct items that originated during the first and second quarters of 2013 related to non-cash foreign exchange gains and losses on intercompany debt. The Company does not believe that these errors are material to the condensed consolidated financial statements in either the current quarter ended September 30, 2013 or the prior quarters in 2013. The Company has also made reclassifications to certain amounts in the condensed consolidated financial statements of prior periods to conform to current period presentation for comparative purposes.

Recent Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013- 01, Balance Sheet (Topic 210: Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities). This update further clarified the guidance previously issued under ASU No. 2011-11, which required both gross and net presentation of offsetting assets and liabilities. The new requirements were effective retrospectively for fiscal years beginning on or after January 1, 2013 and for interim periods within those fiscal years. As the guidance impacted disclosure requirements only, the Company’s adoption of the guidance on January 1, 2013 did not have an impact on its results of operations, financial position or cash flows.

In March 2013, the FASB issued ASU No. 2013-05, Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity. This update amended guidance on a parent company’s accounting for the cumulative translation adjustment (“CTA”) recorded in accumulated other comprehensive income associated with a foreign entity. The amendment requires a parent to release into net income the CTA related to its investment in a foreign entity when it either sells a part or all of its investment in, or no longer holds a controlling financial interest in, a subsidiary or group of assets within a foreign entity. This accounting guidance is effective for fiscal years beginning after December 15, 2013 and for interim periods within those fiscal years. While the Company is currently evaluating the impact, its adoption is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This update amended guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, similar tax loss, or tax credit carryforward exists. The guidance requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented as a reduction of a deferred tax asset when a net operating loss carryforward, similar tax loss, or tax credit carryforward exists, with certain exceptions. This accounting guidance is effective for fiscal years beginning after December 15, 2013 and for interim periods within those fiscal years. While the Company is currently evaluating the impact, its adoption is not expected to have a material impact on the Company’s consolidated financial statements.

2. Significant Accounting Policies

Principles of Consolidation and Presentation

All majority owned or controlled subsidiaries of the Company are included in the consolidated financial statements and intercompany transactions are eliminated upon consolidation.

Subsidiaries are those enterprises that are controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an enterprise so as to obtain benefits from its activities. The financial statements of subsidiaries are prepared for the same reporting year as those of the parent company, using consistent accounting policies. Subsidiaries are consolidated from the date on which control is transferred to the Company and cease to be consolidated from the date on which control is transferred to a person or entity outside the control of the Company. A change in ownership interest of a subsidiary, without a change in control, is accounted for as an equity transaction.

Historically, the Company has one non-controlling interest within the Company in relation to Taminco Yixing Choline Chloride Factory, where the Company held 67.5% of the shares. In June 2010, the Company purchased an additional 32.5% of Taminco Yixing Choline Chloride Factory, increasing its ownership interest to 100%. A consideration of $1.4 million was paid to the non-controlling interest shareholder, and since completion of this transaction, there are no non-controlling interests within the Company. The net income attributable to non-controlling interests amounted to $0.02 million for the year ended December 31, 2010.

Investments in Unconsolidated Joint Ventures

Investments in unconsolidated joint ventures are included at cost plus its equity in undistributed earnings in accordance with the equity method of accounting and reflected as equity method investments in the consolidated balance sheets.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes the most complex and sensitive judgments, because of their significance to the consolidated financial statements, result primarily from the need to make estimates about the effects of matters that are inherently uncertain. Actual results could differ from those estimates.

Foreign Currency Translation

The functional currency for foreign operations is their respective local currency. Adjustments resulting from translating foreign functional currency assets and liabilities into U.S. dollars are recorded in a separate component of shareholders’ equity. Gains or losses resulting from transactions in other than the functional currency are reflected in the consolidated statements of income.

Revenue Recognition

Sales of products are recorded (i) upon shipment if title passes to the customer upon shipment, or upon delivery if title passes to the customer upon delivery, (ii) when persuasive evidence of an arrangement exists with the customer, (iii) when the sales price is fixed and determinable, and (iv) when the collectability of the sales price is reasonably assured. Revenue is recognized net of discounts and allowances, which are comprised of trade allowances, cash discounts and sales returns and value added tax. The company accounts for rebates in accordance with Accounting Standards Codification (“ASC”) 605-50. Accordingly, consideration given by the Company to a customer is characterized as a reduction of net sales. Freight costs and any directly related costs of shipping finished product to customers are recorded as “cost of sales.” Billings to customers for shipping fees are included in net sales in accordance with ASC 605-45. Handling costs are incurred from the point the product is removed from inventory until it is provided to the shipper and generally include costs to store, move and prepare the products for shipment. Handling costs are recorded in cost of sales in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, cash with banks and short term investments (maximum maturity at date of purchase of 3 months) that are readily convertible to known amounts of cash and that are subject to an insignificant risk of change in value.

Transfers of Financial Instruments

The Company accounts for sales and transfers of financial instruments under Accounting Standards Codification (“ASC”) 860. ASC 860 states that a transfer of financial assets (either all or a portion of a financial asset) in which the transferor surrenders control over those financial assets shall be accounted for as a sale to the extent that consideration other than beneficial interests in the transferred assets is received in exchange. The Company sells receivables to a bank which qualify as financial assets since they are associated with the sale of products by the subsidiaries of the Company and accepted by the Company’s customers in the ordinary course of business. For all receivables sold to the bank, the risks of collection of such receivables reside with the bank. Therefore, upon sale of the receivables to the bank, the appropriate reversal of any accounts receivable or applicable allowances are recorded by the Company.

Allowance for Doubtful Accounts

Outstanding trade receivables are regularly monitored and any shipments to major customers are generally covered by letters of credit or other forms of credit insurance. Analysis is performed regularly to estimate the allowance necessary to provide for uncollectible receivables. This analysis is based on historical experience, combined with a review of current developments and includes specific accounts for which payment has become unlikely.

Inventory

Inventories are stated at lower of cost or market using the first-in, first-out method. Costs include direct material, direct labor and applicable manufacturing overheads, which are based on normal production capacity. Abnormal manufacturing costs are recognized as period costs and fixed manufacturing overheads are allocated based on normal production capacity. An allowance is provided for excess and obsolete inventories based on management’s review of inventories on-hand compared to the estimated future usage and sales.

Property, Plant and Equipment

Property, plant and equipment (including leasehold improvements and software costs) are recorded at cost, net of accumulated depreciation and amortization. Major renewals and betterments are capitalized, maintenance, repairs and minor renewals are expensed as incurred. Depreciation, recorded as a component of cost of sales or as a component of selling, general and administrative expenses on the Consolidated Statements of Operations, is computed utilizing the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is recorded as a component of cost of sales, and is computed utilizing the straight-line method over the estimated benefit period of the related assets or the lease term, if shorter. Useful lives are 15 years for buildings, from 5 to 15 years for plant, machinery and equipment, and from 3 to 15 years for furniture and vehicles.

The Company capitalizes the costs of software developed for internal use, which is entirely comprised of external costs. The Company amortizes software developed or obtained for internal use on a straight-line basis, for 5 years, when such software is substantially ready for use. The net carrying value of software developed or obtained for internal use was $4 million and $2 million at December 31, 2012 and 2011, respectively.

The Company records asset retirement obligations as liabilities on a discounted basis and accretes them over time for the change in present value. Costs associated with the liabilities are capitalized and amortized over the estimated remaining useful life of the asset.

Intangible Assets

Intangible assets mainly include regulatory registration costs, customer relationships, patents and licenses and various contracts.

Regulatory costs

Certain products primarily within the Company’s Crop Protection segment need to be registered before they can be sold/offered to the market (phyto-pharmaceuticals, biocides, etc). Costs related to such registration, such as toxicological studies and registration costs made to third parties, as well as re-registration costs, are included in intangible assets as they represent transferrable assets that have a future value. These intangibles are amortized over a period of 3 years.

Patents and licenses

Acquired patents and licenses are measured on initial recognition at cost. Following initial recognition, they are carried at cost less any accumulated amortization and any accumulated impairment losses. They are amortized on a straight-line basis over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired.

Other intangible assets

Other intangible assets mainly include customer relationships and raw material purchase contracts resulting from business acquisitions. These customer relationships originate from a very strong customer base with low attrition and high entrance barriers for new competitors, further reducing the churn rate of the customer base. Other intangible assets were stated at fair value at acquisition and amortized using the straight-line method over the shorter of their estimated useful lives or the term of the related agreement.

Impairment of Goodwill, Intangible Assets and Other Long-Lived Assets

The Company assesses goodwill for impairment annually, or more frequently if circumstances indicate impairment may have occurred. The Company performs its required annual impairment testing in the fourth quarter of each year subsequent to completing its annual forecasting process. Each of the Company’s reporting segments represents a reporting unit.

The Company assesses goodwill for impairment by first comparing the carrying value of each reporting unit to its fair value using the present value of expected future cash flows. If the fair value is less than the carrying value, then the Company would perform a second test for that reporting unit to determine the amount of impairment loss, if any. The Company determines the fair value of its reporting units utilizing the Company’s best estimate of future revenues, operating expenses, cash flows, market and general economic conditions as well as assumptions that it believes marketplace participants would utilize, including discount rates, cost of capital, and long term growth rates. When available and as appropriate, the Company uses comparative market multiples and other factors to corroborate the discounted cash flow results.

We performed an annual impairment test at October 1, 2012, based on cash flow projections which were derived from the most current financial budgets covering a five-year period, as approved by the Board of Directors. The budgets and projected cash flows were updated based on an assessment of the main parameters described above. The cash flows beyond the five-year period were compiled using a 2% volume growth rate. The projected cash flows do not include restructuring activities that the Company has not yet committed to, or significant future investments that will enhance the performance of the reporting units.

The Company evaluates the recoverability of its other long-lived assets, including amortizable intangible assets, if circumstances indicate impairment may have occurred. This analysis is performed by comparing the respective carrying values of the assets to the current and expected future cash flows, on an undiscounted basis, to be generated from such assets. Property and equipment is evaluated separately within each business unit. If such analysis indicates that the carrying value of these assets is not recoverable, then the carrying value of such assets is reduced to fair value through a charge to the Company’s Consolidated Statements of Operations. Given the proximity of our annual impairment test to the date of the Acquisition, fair values of the reporting units approximate book values of the reporting units.

Leases

We lease land and fixed assets for use in our operations. All lease agreements are evaluated and classified as either an operating lease or a capital lease. A lease is capitalized as a capital lease if any of the following criteria are met: transfer of ownership to the lessee by the end of the lease term; the lease contains a bargain purchase option; the lease term is equal to 75% or greater of the asset’s useful economic life; or the present value of the future minimum lease payments is equal to or greater than 90% of the asset’s fair market value. Capital leases are capitalized at the lower of the net present value of the total amount of rent payable under the leasing agreement (excluding finance charges) or fair market value of the leased asset. Capital lease assets are depreciated on a straight-line basis, over a period consistent with our normal depreciation policy for tangible fixed assets, but not exceeding the lease term. Operating lease expense is recognized ratably over the entire lease term.

Contingencies

The Company records liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines and penalties and other sources when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated.

Pensions and Other Post-Retirement Benefits

All post-retirement benefits are accounted for on an accrual basis using actuarial assumptions. Post-retirement pension benefits are provided for substantially all employees in Belgium and Germany through plans specific to each of these countries. The costs of the benefits provided through plans of the Company are included in the accompanying consolidated financial statements and summarized in detail along with other information pertaining to these plans in Note 14. These actuarial calculations include making assumptions about discount rates, expected rates of return on plan assets, future salary increases, future health care costs, mortality rates and future pension increases.

The Company is also required to measure a defined benefit plan’s assets and obligations that determine its funded status as of the end of the employer’s fiscal year, and recognize changes in the funded status of a defined benefit post-retirement plan in comprehensive income in the year in which the changes occur.

Additionally, the Company offers to its Belgian employees, executives and blue collar workers the opportunity to enter into an early retirement scheme, as agreed in a collective employment agreement at the level of the Belgian Chemicals Industry sector. The employee benefits of this early retirement scheme are partly paid by the Company and partly paid by the Belgian Government. This early retirement scheme is unfunded and is recorded in the non-current liabilities section of the consolidated balance sheets. The amounts accrued in the Financial Statements are derived from an actuarial calculation and represent the current and future liabilities from the Company to fund its obligations in this early retirement scheme.

Derivative Instruments

The Company uses derivative financial instruments such as interest rate swaps to manage its risk associated with interest rate fluctuations. Such financial instruments are recorded at fair value. The fair value of the interest rate swaps is determined by estimating the present value of amounts to be paid under the agreement offset by the net present value of expected cash inflows based on market rates.

Advertising Expense

Advertising costs are expensed in the period incurred. Advertising expenses, recorded within the Selling, general and administrative line item on the Consolidated Statement of Operations, were approximately $0.5 million for the successor period ended December 31, 2012 and $0.1 million for the Predecessor period ended February 14, 2012. Advertising costs were $0.5 million and $0.4 million for the years ended December 31, 2011 and 2010, respectively.

Research, Development and Engineering Expenses

Research, development and engineering costs are expensed as incurred.

Income Taxes

The Company’s provision for income taxes is determined using the asset and liability method, under which deferred tax assets and liabilities are calculated based upon the temporary differences between the financial statement and income tax bases of assets and liabilities using currently enacted tax rates and net operating loss and tax credit carryforwards.

The Company’s deferred tax assets are recorded net of a valuation allowance when, based on the weight of available evidence, it is more likely than not that all or some portion of the recorded deferred tax balances will not be realized in future periods. The amount of deferred tax assets considered realizable could be impacted in the near period if there are changes in estimates of future taxable income in the carryforward period.

The Company recognizes a tax benefit when it is more likely than not, based on the technical merits, that the position would be sustained upon examination by a taxing authority. The amount to be recognized is measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with a taxing authority. The Company records interest and penalties accrued in relation to unrecognized tax benefits as income tax expense.

Earnings Per Share

Basic earnings per share is calculated by dividing net earnings by the weighted average number of shares outstanding for the period. Diluted earnings per share is calculated by dividing net earnings by the weighted average number of shares outstanding for the period, adjusted for the effect of an assumed exercise of all dilutive options outstanding at the end of the period.

Share-Based Compensation

The Company uses the Black-Scholes option pricing model to estimate the fair value of time vested stock options and a lattice based valuation model to estimate the fair value of performance based awards on the date of grant which requires certain estimates by management including the expected volatility and expected term of the option. The fair value of the performance based options were determined using a Monte Carlo model.

Management also makes decisions regarding the risk-free interest rate used in the models and makes estimates regarding forfeiture rates. Fluctuations in the market that affect these estimates could have an impact on the resulting compensation cost. For non-performance based employee stock awards, the fair value of the compensation cost is recognized on a straight-line basis over the requisite service period of the award. Compensation cost for restricted stock (non-vested stock) is recorded based on its market value on the date of grant and is expensed in the Company’s Consolidated Statements of Operations ratably over the vesting period. Performance based options vest upon the achievement of certain internal rate of return measures, the unrecognized costs of the performance based options will be recorded as compensation expense when the performance measures are probable of occurring.

On April 4, 2013, the Board of Directors approved an amendment to the Company’s Certificate of Incorporation to approve a stock split of the Company’s common shares at a ratio of 9.0824 to 1 (the “Stock Split”). On April 4, 2013, the Company filed an Amended and Restated Certificate of Incorporation (the “A&R Certificate”) with the Secretary of State of the State of Delaware to affect the Stock Split. The A&R Certificate provides that the Stock Split became effective upon filing, at which time every one issued and outstanding share of common stock of the Company split into 9.0824 shares of issued and outstanding common stock, without any change in par value. The accompanying financial statements and notes to the financial statements give retroactive effect to the stock split for all periods presented.

Recently Adopted Accounting Pronouncements

In September 2011, the FASB amended the guidance on testing for goodwill impairment that allows an entity to elect to qualitatively assess whether it is necessary to perform the current two-step goodwill impairment test. If the qualitative assessment determines that it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step test is unnecessary. If the entity elects to bypass the qualitative assessment for any reporting unit and proceed directly to Step One of the test and validate the conclusion by measuring fair value, it can resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company has not elected to utilize the qualitative analysis for its goodwill impairment performed in the fourth quarter of 2012, given the recent Acquisition.

In June 2011, the FASB issued amendments to the presentation of comprehensive income, which became effective for interim and annual periods beginning after December 15, 2011, with retrospective application. The amendments eliminate the current reporting option of displaying components of other comprehensive income within the statement of changes in stockholders’ equity. Under the new guidance, the Company has presented an operating statement immediately followed by a statement of comprehensive income for all years presented.

In May 2011, the FASB amended the guidance on Fair Value Measurement that result in common measurement of fair value and disclosure requirements between U.S. GAAP and the International Financial Reporting Standards (“IFRS”). The amendments mainly change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments are effective prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted the amendments on January 1, 2012 and the adoption did not have a significant impact on the consolidated financial statements.